Equity - Schedule of Share-Based Payment Expense (Details) - Statement of Profit or Loss [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Payment Expense [Line Items]
Research and development	$ 8,943	$ 4,017	$ 6,336
Selling and marketing	1,717	1,409	2,303
General, administrative and operating	5,485	21,724	57,504
Total share-based payment expense	$ 16,145	$ 27,150	$ 66,143